List of subsidiaries (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 item	Dec. 31, 2024	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)
List of subsidiaries
Number of legal entities	4
Percentage of revenue paid by publishers in form of license fees	97.00%
NHW Ltd
List of subsidiaries
Total consideration to acquire studios			$ 24	€ 20,000
NHW Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Percentage of Equity Interest			100.00%	100.00%
Nexters Global Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Gamegears Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Cubic Games Studio Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Nexters Studio Armenia LLC
List of subsidiaries
Ownership Interest	100.00%	100.00%
Nexters Studio Kazakhstan Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Nexters Studio Portugal, Unipessoal LDA
List of subsidiaries
Ownership Interest	100.00%	100.00%
Nexters Midasian FZ LLC
List of subsidiaries
Ownership Interest		100.00%
Nexters Finance Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Nexters Lithuania UAB
List of subsidiaries
Ownership Interest	100.00%	100.00%
GDEV Investments Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Light Hour Games [member]
List of subsidiaries
Ownership Interest	100.00%